CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Mar. 10, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 15, 2021
Current assets:
Cash				$ 1,267,928			$ 22,232	$ 1,539,548
Restricted Cash	$ 26,944		$ 843,313				0
Due from sponsor	109,118		318,888				0
Trust Account - Restricted for Redeeming Shareholders			24,539,002
Other Assets							186,532
Prepaid expenses and other Assets	45,500
Total current assets	181,562		25,701,203				208,764
Investments held in Trust Account	48,885,820		46,893,175				295,802,694
Total Assets	49,067,382		72,594,378				296,011,458
Current liabilities:
Accrued expenses	2,530,021		2,123,846				304,952
Franchise tax payable	100,000		35,800				200,000
Due to Trust Account	109,118		318,888
Redeemed stock payable to public stockholders			24,539,002
Convertible promissory note - related party	1,500,000		810,345
Income tax payable	283,838		1,027,644				791,758
Derivative Liability - Backstop Subscription Agreement	356,847
Excise Tax Payable	2,523,150		2,523,150
Total current liabilities	8,462,525		31,378,675				1,296,710
Deferred underwriting commissions	10,062,500		10,062,500				10,062,500		$ 10,062,500
Total Liabilities	18,525,025		41,441,175				11,359,210
Commitments and Contingencies (Note 6)
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(18,096,769)		(15,839,811)				(10,145,752)
Total Stockholders' Deficit	(18,095,687)	$ (16,649,392)	(15,838,729)	$ (13,630,423)	$ (13,123,968)		(10,144,670)	(8,833,859)
Total Liabilities and Stockholders' Deficit	49,067,382		72,594,378				296,011,458
Class A common stock subject to possible redemption
Current assets:
Investments held in Trust Account						$ 68,000,000.0
Current liabilities:
Excise Tax Payable	2,523,150		2,523,150
Class A common stock subject to possible redemption, 4,345,663 shares at redemption value of approximately $11.19 and $10.81 as of June 30, 2024 and December 31, 2023, respectively	48,638,044	$ 47,791,962	46,991,932				294,796,918	$ 291,812,500
Class A common stock not subject to possible redemption
Stockholders' Deficit:
Common stock	$ 1,082		$ 1,082				133
Class B Common Stock
Stockholders' Deficit:
Common stock							$ 949